Quarterly Report
January 31, 2021
MFS®  Multimarket Income Trust
MMT-Q1

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 121.1%
Aerospace – 2.3%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$1,083,000	$1,013,959
Bombardier, Inc., 7.875%, 4/15/2027 (n)		550,000	515,317
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		605,000	606,513
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025		324,000	361,426
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		290,000	325,058
Lockheed Martin Corp., 2.8%, 6/15/2050		679,000	702,120
Moog, Inc., 4.25%, 12/15/2027 (n)		885,000	918,187
Rolls-Royce Holdings PLC, 5.75%, 10/15/2027	GBP	400,000	593,275
TransDigm, Inc., 6.5%, 7/15/2024		$635,000	646,239
TransDigm, Inc., 6.25%, 3/15/2026 (n)		1,327,000	1,399,507
TransDigm, Inc., 6.375%, 6/15/2026		570,000	588,525
TransDigm, Inc., 5.5%, 11/15/2027		570,000	588,103
TransDigm, Inc., 4.625%, 1/15/2029 (n)		493,000	489,303
			$8,747,532
Airlines – 0.1%
National Express Group PLC, 4.25%, 11/26/2069	GBP	375,000	$526,651
Asset-Backed & Securitized – 1.7%
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.226% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)		$475,000	$467,076
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.63%, 4/15/2053 (i)		997,989	111,125
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.748% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		782,688	817,048
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		491,677	499,025
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		145,358	149,356
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	454,187
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		95,438	97,075
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,314,294	33
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.923% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		2,500,000	2,474,912
Lehman Brothers Commercial Conduit Mortgage Trust, 1.105%, 2/18/2030 (i)		42,047	3
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.26% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)		275,259	275,603
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.977% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		571,500	581,501
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)		285,520	291,057
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)		366,079	374,607
			$6,592,608
Automotive – 3.0%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)		$675,000	$683,235
Adient U.S. LLC, 7%, 5/15/2026 (n)		60,000	65,296
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		405,000	446,419
Daimler AG, 0.75%, 9/10/2030	EUR	250,000	315,626
Dana, Inc., 5.5%, 12/15/2024		$95,000	96,841
Dana, Inc., 5.375%, 11/15/2027		513,000	538,650
Dana, Inc., 5.625%, 6/15/2028		176,000	187,659
Ferrari N.V., 1.5%, 5/27/2025	EUR	616,000	776,318
General Motors Co., 6.125%, 10/01/2025		$557,000	671,347
General Motors Financial Co., Inc., 2.35%, 9/03/2025	GBP	525,000	744,879
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$626,000	825,876
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		875,000	918,837
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		470,000	482,338
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		855,000	905,445
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)		325,000	357,061
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		375,000	384,713
Schaeffler AG, 2.75%, 10/12/2025	EUR	500,000	643,181
Stellantis N.V., 3.875%, 1/05/2026		593,000	832,949
Volkswagen International Finance N.V., 3.5% to 3/20/2030, FLR (EUR Swap Rate - 15yr. + 3.06%) to 3/20/2050, FLR (EUR Swap Rate - 15yr. + 3.81%) to 3/20/2065		575,000	733,980

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 6/17/2070	EUR	600,000	$763,808
			$11,374,458
Broadcasting – 2.2%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$380,000	$396,150
CBS Radio, Inc., 7.25%, 11/01/2024 (n)		325,000	329,062
Discovery, Inc., 4.125%, 5/15/2029		219,000	252,950
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)		400,000	426,126
iHeartCommunications, Inc., 8.375%, 5/01/2027		530,000	565,309
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)		190,000	198,313
Netflix, Inc., 5.875%, 2/15/2025		1,220,000	1,426,381
Netflix, Inc., 3.625%, 6/15/2025 (n)		495,000	537,694
Netflix, Inc., 4.375%, 11/15/2026		405,000	463,097
Netflix, Inc., 5.875%, 11/15/2028		590,000	740,450
Netflix, Inc., 5.375%, 11/15/2029 (n)		200,000	249,500
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		940,000	997,772
Prosus N.V., 1.539%, 8/03/2028	EUR	150,000	188,058
Prosus N.V., 3.68%, 1/21/2030 (n)		$251,000	270,941
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		1,197,000	1,220,940
WPP Finance, 3.75%, 9/19/2024		352,000	388,238
			$8,650,981
Brokerage & Asset Managers – 0.8%
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR (EUR Swap Rate - 5yr. + 1.659%) to 4/11/2048	EUR	200,000	$269,833
Intercontinental Exchange, Inc., 3%, 9/15/2060		$342,000	344,529
Low Income Investment Fund, 3.386%, 7/01/2026		185,000	196,174
Low Income Investment Fund, 3.711%, 7/01/2029		490,000	526,347
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		1,180,000	1,231,625
Raymond James Financial, 4.65%, 4/01/2030		277,000	336,999
			$2,905,507
Building – 3.7%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		$755,000	$782,369
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		1,000,000	1,031,250
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		238,000	268,583
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)		330,000	335,775
Core & Main LP, 6.125%, 8/15/2025 (n)		372,000	380,370
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)		570,000	595,650
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		170,000	177,650
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)		437,000	447,654
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		451,000	556,578
Holcim Finance (Luxembourg) S.A., 0.5%, 4/23/2031	EUR	300,000	364,283
Holcim Finance (Luxembourg) S.A., 3% to 7/05/2024, FLR (EUR Swap Rate - 5yr. + 3.074%) to 7/05/2029, FLR (EUR Swap Rate - 5yr. + 3.324%) to 7/05/2044, FLR (EUR Swap Rate - 5yr. + 4.074%) to 4/02/2050		575,000	721,446
Interface, Inc., 5.5%, 12/01/2028 (n)		$545,000	576,338
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		600,000	637,500
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		410,000	415,002
Masco Corp., 2%, 10/01/2030		679,000	683,873
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		796,000	819,880
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		406,000	451,675
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		375,000	372,656
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		745,000	813,912
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)		515,000	542,038
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		545,000	572,686
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		710,000	753,487
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		354,000	349,575
Travis Perkins PLC, 3.75%, 2/17/2026	GBP	100,000	143,845
Vulcan Materials Co., 3.5%, 6/01/2030		$550,000	626,331

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		$440,000	$455,576
White Cap Parent LLC, 8.25%, (8.25% cash or 9% PIK) 3/15/2026 (n)(p)		270,000	273,038
			$14,149,020
Business Services – 2.3%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$805,000	$825,125
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)		385,000	398,956
CDK Global, Inc., 4.875%, 6/01/2027		925,000	972,402
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	950,000	1,163,578
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$180,000	197,666
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		275,000	289,438
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)		342,000	363,375
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		640,000	670,534
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		879,000	980,454
Switch, Ltd., 3.75%, 9/15/2028 (n)		591,000	603,500
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	765,153
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		580,000	625,646
Visa, Inc., 4.15%, 12/14/2035		465,000	590,691
Visa, Inc., 3.65%, 9/15/2047		273,000	327,274
			$8,773,792
Cable TV – 5.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		$1,870,000	$1,929,466
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		1,545,000	1,605,641
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,845,000	1,962,563
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		555,000	584,482
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		347,000	466,307
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		271,000	307,541
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		665,000	689,745
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		2,775,000	2,926,792
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		555,000	598,013
DISH DBS Corp., 5.875%, 11/15/2024		715,000	740,933
DISH DBS Corp., 7.75%, 7/01/2026		750,000	819,375
Eutelsat S.A., 2.25%, 7/13/2027	EUR	400,000	534,669
Eutelsat S.A., 1.5%, 10/13/2028		400,000	502,040
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)		$570,000	396,150
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)		310,000	224,750
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		595,000	641,279
SES S.A., 2%, 7/02/2028	EUR	293,000	388,369
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		$1,100,000	1,137,356
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		525,000	572,418
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,200,000	1,269,600
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)		675,000	714,879
Time Warner Cable, Inc., 4.5%, 9/15/2042		210,000	238,306
Videotron Ltd., 5.375%, 6/15/2024 (n)		135,000	148,163
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,510,000	1,597,731
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,220,000	1,272,350
			$22,268,918
Chemicals – 1.2%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$357,000	$374,493
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		605,000	615,587
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		569,000	572,883
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026 (n)		200,000	200,750
Ingevity Corp., 3.875%, 11/01/2028 (n)		701,000	702,830
LYB International Finance III, LLC, 4.2%, 5/01/2050		384,000	434,599
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		350,000	383,250
SPCM S.A., 4.875%, 9/15/2025 (n)		455,000	468,650
SPCM S.A., 2.625%, 2/01/2029	EUR	292,000	364,353

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)		$350,000	$371,595
			$4,488,990
Computer Software – 1.4%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$1,070,000	$1,112,800
CrowdStrike Holdings, Inc., 3%, 2/15/2029		266,000	269,159
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)		287,000	340,702
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		863,000	1,007,041
Microsoft Corp., 2.525%, 6/01/2050		529,000	531,828
Microsoft Corp., 3.95%, 8/08/2056		293,000	380,805
Microsoft Corp., 2.675%, 6/01/2060		61,000	61,697
PTC, Inc., 3.625%, 2/15/2025 (n)		750,000	768,750
PTC, Inc., 4%, 2/15/2028 (n)		380,000	395,200
VeriSign, Inc., 4.75%, 7/15/2027		405,000	430,349
			$5,298,331
Computer Software - Systems – 1.5%
Apple, Inc., 4.5%, 2/23/2036		$1,100,000	$1,440,757
BY Crown Parent LLC, 4.25%, 1/31/2026 (n)		227,000	232,675
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)		375,000	369,375
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,455,000	1,644,150
Fair Isaac Corp., 4%, 6/15/2028 (n)		56,000	57,747
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		720,000	728,251
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,050,000	1,113,221
			$5,586,176
Conglomerates – 3.3%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$960,000	$1,012,800
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		1,200,000	1,240,956
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		220,000	229,900
Carrier Global Corp., 3.577%, 4/05/2050		342,000	364,717
CFX Escrow Corp., 6.375%, 2/15/2026 (n)		795,000	851,811
EnerSys, 5%, 4/30/2023 (n)		870,000	914,587
EnerSys, 4.375%, 12/15/2027 (n)		395,000	420,300
Gates Global LLC, 6.25%, 1/15/2026 (n)		770,000	808,500
General Electric Co., 0.875%, 5/17/2025	EUR	275,000	342,607
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)		$485,000	544,412
Griffon Corp., 5.75%, 3/01/2028		815,000	861,862
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		805,000	842,835
MTS Systems Corp., 5.75%, 8/15/2027 (n)		480,000	521,376
Roper Technologies, Inc., 4.2%, 9/15/2028		343,000	402,238
Roper Technologies, Inc., 2.95%, 9/15/2029		270,000	293,928
Roper Technologies, Inc., 2%, 6/30/2030		658,000	661,632
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		705,000	768,168
TriMas Corp., 4.875%, 10/15/2025 (n)		1,645,000	1,675,844
			$12,758,473
Construction – 1.3%
Empire Communities Corp., 7%, 12/15/2025 (n)		$520,000	$548,964
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		230,000	242,075
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		645,000	669,187
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)		695,000	712,375
Taylor Morrison Communities, Inc., 5.875%, 6/15/2027 (n)		230,000	259,836
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)		220,000	242,000
Toll Brothers Finance Corp., 4.875%, 11/15/2025		570,000	642,675
Toll Brothers Finance Corp., 4.35%, 2/15/2028		870,000	965,700
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		844,000	877,760
			$5,160,572

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – 1.1%
Coty, Inc., 6.5%, 4/15/2026 (n)		$715,000	$675,675
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		550,000	562,375
International Design Group S.p.A., 6.5%, 11/15/2025	EUR	600,000	757,693
Mattel, Inc., 6.75%, 12/31/2025 (n)		$625,000	656,438
Mattel, Inc., 5.875%, 12/15/2027 (n)		342,000	377,134
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)		630,000	669,958
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		396,000	439,657
			$4,138,930
Consumer Services – 2.0%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$228,000	$244,234
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		615,000	670,350
ANGI Group LLC, 3.875%, 8/15/2028 (n)		565,000	562,881
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		325,000	333,125
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		550,000	587,125
G4S International Finance PLC, 1.875%, 5/24/2025	EUR	575,000	699,809
Garda World Security Corp., 4.625%, 2/15/2027 (n)		$230,000	233,450
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		501,000	549,847
Match Group, Inc., 5%, 12/15/2027 (n)		675,000	712,125
Match Group, Inc., 4.625%, 6/01/2028 (n)		825,000	867,760
MercadoLibre, Inc., 3.125%, 1/14/2031		480,000	482,107
Realogy Group LLC, 9.375%, 4/01/2027 (n)		775,000	861,064
Realogy Group LLC, 5.75%, 1/15/2029 (n)		215,000	219,569
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2027 (n)		1,052,000	842,538
			$7,865,984
Containers – 2.6%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)		$685,000	$715,825
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		940,000	976,895
Berry Global, Inc., 4.875%, 7/15/2026 (n)		405,000	432,674
Berry Global, Inc., 5.625%, 7/15/2027 (n)		365,000	388,269
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023		927,000	972,191
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		950,000	1,028,565
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		240,000	248,844
DS Smith PLC, 0.875%, 9/12/2026	EUR	350,000	434,584
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		$635,000	645,319
Greif, Inc., 6.5%, 3/01/2027 (n)		455,000	485,144
Reynolds Group, 4%, 10/15/2027 (n)		840,000	844,998
San Miguel Industrias PET S.A., 4.5%, 9/18/2022		539,000	547,904
Silgan Holdings, Inc., 4.75%, 3/15/2025		870,000	884,137
Silgan Holdings, Inc., 4.125%, 2/01/2028		473,000	490,738
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		800,000	868,000
			$9,964,087
Electrical Equipment – 0.5%
CommScope Technologies LLC, 6%, 6/15/2025 (n)		$398,000	$405,960
CommScope Technologies LLC, 5%, 3/15/2027 (n)		715,000	708,744
Telefonaktiebolaget LM Ericsson, 1.875%, 3/01/2024	EUR	500,000	639,938
			$1,754,642
Electronics – 1.7%
ASML Holding N.V., 0.625%, 5/07/2029	EUR	127,000	$160,424
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$767,000	856,204
Broadcom, Inc., 4.15%, 11/15/2030		211,000	238,705
Diebold Nixdorf, Inc., 8.5%, 4/15/2024		160,000	163,200
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)		389,000	430,331
Entegris, Inc., 4.625%, 2/10/2026 (n)		900,000	932,062
Entegris, Inc., 4.375%, 4/15/2028 (n)		320,000	337,600
Infineon Technologies AG, 1.625%, 6/24/2029	EUR	500,000	659,811

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		$710,000	$786,325
Sensata Technologies B.V., 5%, 10/01/2025 (n)		655,000	722,138
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		1,205,000	1,296,881
			$6,583,681
Emerging Market Quasi-Sovereign – 8.0%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029		$1,100,000	$1,260,402
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		1,209,050	1,447,112
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	987,397
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	300,000	375,202
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		$964,000	1,039,729
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		1,050,000	1,053,853
China Development Bank, 3.45%, 9/20/2029	CNY	8,970,000	1,365,065
CNPC (HK) Overseas Capital Ltd. (People's Republic of China), 4.5%, 4/28/2021 (n)		$1,242,000	1,252,284
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)		423,000	462,605
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		1,306,000	1,428,280
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,034,000	1,142,212
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	1,165,248
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,479,310
Gaz Capital S.A. (Russian Federation), 4.95%, 2/06/2028 (n)		492,000	557,856
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)		984,000	1,362,997
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		863,000	986,987
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		508,000	535,940
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,091,000	1,167,370
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		869,000	883,686
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	485,064
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	929,990
Petroleos Mexicanos, 5.35%, 2/12/2028		1,000,000	959,000
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		650,000	714,350
PT Pertamina (Persero) (Republic of Indonesia), 6.5%, 11/07/2048 (n)		1,200,000	1,674,000
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		547,000	578,453
Sinopec Capital (2013) Ltd. (People's Republic of China), 3.125%, 4/24/2023 (n)		666,000	694,045
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,367,000	1,645,595
State Grid Overseas Investment (2014) Ltd. (People's Republic of China), 4.125%, 5/07/2024 (n)		1,563,000	1,718,393
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,472,809
			$30,825,234
Emerging Market Sovereign – 11.7%
Arab Republic of Egypt, 6.588%, 2/21/2028		$1,087,000	$1,178,678
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	1,011,000	1,311,599
Arab Republic of Egypt, 7.903%, 2/21/2048		$1,120,000	1,168,422
Dominican Republic, 5.875%, 1/30/2060 (n)		2,234,000	2,338,998
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		1,415,000	1,644,938
Government of Ukraine, 7.75%, 9/01/2023		1,061,000	1,154,315
Government of Ukraine, 7.253%, 3/15/2033 (n)		1,729,000	1,836,924
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		824,000	929,060
Kingdom of Morocco, 1.375%, 3/30/2026	EUR	758,000	932,519
Kingdom of Morocco, 3%, 12/15/2032 (n)		$448,000	451,252
Nota do Tesouro Nacional, 10%, 1/01/2023	BRL	13,499,000	2,685,396
Republic of Angola, 9.5%, 11/12/2025		$400,000	424,520
Republic of Angola, 8.25%, 5/09/2028		491,000	489,829
Republic of Argentina, 1%, 7/09/2029		68,749	28,531
Republic of Argentina, 0.125%, 7/09/2030		571,640	218,801
Republic of Argentina, 0.125%, 7/09/2035		1,047,289	357,921
Republic of Chile, 3.1%, 1/22/2061		1,272,000	1,288,549
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	750,000	969,122
Republic of Ghana, 8.125%, 3/26/2032 (n)		$593,000	620,491
Republic of Guatemala, 6.125%, 6/01/2050 (n)		792,000	980,100
Republic of Hungary, 7.625%, 3/29/2041		488,000	849,120

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Indonesia, 4.125%, 1/15/2025 (n)		$339,000	$378,080
Republic of Kenya, 8%, 5/22/2032 (n)		1,346,000	1,552,840
Republic of Panama, 2.252%, 9/29/2032		1,026,000	1,034,721
Republic of Paraguay, 5.6%, 3/13/2048		1,049,000	1,320,701
Republic of Peru, 2.78%, 12/01/2060		1,040,000	1,005,680
Republic of Romania, 2%, 12/08/2026 (n)	EUR	1,011,000	1,311,125
Republic of Romania, 2.124%, 7/16/2031 (n)		1,200,000	1,541,975
Republic of Romania, 2.625%, 12/02/2040 (n)		158,000	199,848
Republic of South Africa, 4.875%, 4/14/2026		$432,000	464,720
Republic of Sri Lanka, 6.125%, 6/03/2025		668,000	413,125
Republic of Turkey, 4.25%, 3/13/2025		702,000	703,688
Republic of Turkey, 4.75%, 1/26/2026		521,000	528,815
Republic of Turkey, 7.625%, 4/26/2029		1,656,000	1,908,341
Russian Federation, 4.75%, 5/27/2026		1,000,000	1,149,800
Russian Federation, 4.25%, 6/23/2027		1,000,000	1,136,416
Russian Federation, 4.375%, 3/21/2029		400,000	461,062
State of Qatar, 4%, 3/14/2029 (n)		533,000	625,609
State of Qatar, 4.817%, 3/14/2049 (n)		1,404,000	1,882,761
State of Qatar, 4.4%, 4/16/2050		203,000	259,627
United Mexican States, 5.75%, 3/05/2026	MXN	18,000,000	922,031
United Mexican States, 4.5%, 4/22/2029		$1,300,000	1,498,913
United Mexican States, 2.659%, 5/24/2031		404,000	401,794
United Mexican States, 7.75%, 5/29/2031	MXN	16,000,000	912,958
United Mexican States, 4.75%, 4/27/2032		$736,000	857,440
United Mexican States, 3.771%, 5/24/2061		753,000	725,523
			$45,056,678
Energy - Independent – 2.8%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(u)(z)		$326,905	$0
Afren PLC, 10.25%, 4/08/2019 (a)(d)(u)(z)		213,708	0
Apache Corp., 4.875%, 11/15/2027		224,000	230,160
Apache Corp., 4.375%, 10/15/2028		925,000	925,000
CNX Resources Corp., 6%, 1/15/2029 (n)		490,000	506,390
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		455,000	453,862
EQT Corp., 5%, 1/15/2029		266,000	289,275
Laredo Petroleum, Inc., 10.125%, 1/15/2028		410,000	356,700
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		1,270,000	1,401,445
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)		579,000	651,421
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)		525,000	545,475
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		498,000	504,479
Murphy Oil Corp., 6.875%, 8/15/2024		385,000	376,338
Newfield Exploration Co., 5.375%, 1/01/2026		275,000	300,286
Occidental Petroleum Corp., 5.875%, 9/01/2025		540,000	569,430
Occidental Petroleum Corp., 5.5%, 12/01/2025		390,000	407,550
Ovintiv, Inc., 6.5%, 8/15/2034		215,000	263,478
Range Resources Corp., 9.25%, 2/01/2026		220,000	239,754
Range Resources Corp., 8.25%, 1/15/2029 (n)		245,000	257,250
Southwestern Energy Co., 6.45%, 1/23/2025		330,800	346,720
Southwestern Energy Co., 7.5%, 4/01/2026		506,000	528,669
Southwestern Energy Co., 7.75%, 10/01/2027		140,000	148,400
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	462,478
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	1,123,318
			$10,887,878
Energy - Integrated – 0.8%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	199,000	$238,859
Chevron USA, Inc., 4.2%, 10/15/2049		$689,000	848,441
Eni S.p.A., 4%, 9/12/2023 (n)		329,000	357,014
Eni S.p.A., 4.25%, 5/09/2029 (n)		379,000	442,114

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – continued
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 1/13/2170	EUR	137,000	$173,318
Exxon Mobil Corp., 1.408%, 6/26/2039		375,000	473,721
Galp Energia SGPS S.A., 2%, 1/15/2026		300,000	380,754
OMV AG, 2.5% to 9/01/2026, FLR (EUR Swap Rate - 5yr. + 2.82%) to 9/01/2030, FLR (EUR Swap Rate - 5yr. + 3.82%) to 9/01/2070		200,000	251,374
			$3,165,595
Entertainment – 1.3%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$275,000	$290,813
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.5%, 5/01/2025 (n)		220,000	228,800
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027		390,000	390,975
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		777,000	797,396
Merlin Entertainments, 5.75%, 6/15/2026 (n)		495,000	513,563
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)		300,000	265,500
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)		343,000	396,165
NCL Corp. Ltd. , 5.875%, 3/15/2026 (n)		385,000	381,150
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)		335,000	377,713
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		755,000	658,737
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		595,000	590,537
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)		250,000	269,375
			$5,160,724
Financial Institutions – 4.0%
ADLER Group S.A., 2.25%, 1/14/2029	EUR	600,000	$701,553
Adler Group S.A. , 2.75%, 11/13/2026		200,000	243,966
ADO Properties S.A., 3.25%, 8/05/2025		600,000	754,524
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$1,230,000	1,318,987
Atrium Finance Issuer B.V., 2.625%, 9/05/2027	EUR	200,000	238,261
Avation Capital S.A., 6.5%, 5/15/2021 (n)		$400,000	294,000
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		1,055,000	1,136,822
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		640,000	697,429
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		404,000	424,178
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		363,000	393,320
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		805,000	827,137
CTP B.V., 2.125%, 10/01/2025	EUR	819,000	1,054,542
EXOR N.V., 2.25%, 4/29/2030		600,000	820,941
EXOR N.V., 0.875%, 1/19/2031		275,000	335,961
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		$440,000	466,268
GE Capital International Funding Co., 3.373%, 11/15/2025		683,000	755,018
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		1,642,066	1,469,649
Logicor Financing S.à r.l., 0.875%, 1/14/2031	EUR	175,000	208,985
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$490,000	518,175
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030 (n)		170,000	176,375
OneMain Finance Corp., 6.875%, 3/15/2025		445,000	510,638
OneMain Finance Corp., 8.875%, 6/01/2025		359,000	400,680
OneMain Finance Corp., 7.125%, 3/15/2026		395,000	462,150
OneMain Finance Corp., 5.375%, 11/15/2029		185,000	203,500
OneMain Finance Corp., 4%, 9/15/2030		220,000	221,925
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		510,000	559,577
Samhallsbyggnadsbolaget i Norden AB, 2.625%, 12/14/2069	EUR	200,000	240,283
			$15,434,844
Food & Beverages – 2.9%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$209,000	$248,415
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	450,950
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		1,095,000	1,165,080
Bacardi Ltd., 5.15%, 5/15/2038 (n)		425,000	543,570
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		900,000	956,754

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Constellation Brands, Inc., 4.75%, 12/01/2025		$313,000	$367,696
Constellation Brands, Inc., 3.15%, 8/01/2029		638,000	700,816
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		1,230,000	1,357,613
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)		455,000	516,425
Kraft Heinz Foods Co., 4.375%, 6/01/2046		1,090,000	1,157,827
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		1,080,000	1,125,144
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)		121,000	133,971
Performance Food Group Co., 5.5%, 10/15/2027 (n)		760,000	802,537
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		550,000	583,688
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		550,000	572,814
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		620,000	622,325
			$11,305,625
Gaming & Lodging – 4.0%
Boyd Gaming Corp., 6.375%, 4/01/2026		$290,000	$300,069
Boyd Gaming Corp., 4.75%, 12/01/2027		490,000	504,087
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)		660,000	658,700
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		580,000	614,800
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)		335,000	349,819
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)		442,000	463,898
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)		610,000	669,475
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026		695,000	720,506
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)		730,000	741,421
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		917,000	908,142
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)		370,000	388,618
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)		675,000	715,500
MGM Growth Properties LLC, 5.75%, 2/01/2027		275,000	309,221
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)		484,000	492,168
MGM Resorts International, 6.75%, 5/01/2025		670,000	717,319
MGM Resorts International, 5.5%, 4/15/2027		435,000	471,092
Scientific Games Corp., 8.25%, 3/15/2026 (n)		395,000	417,667
Scientific Games International, Inc., 7%, 5/15/2028 (n)		355,000	376,300
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)		570,000	589,579
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		860,000	872,900
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		138,000	139,898
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)		1,070,000	1,095,412
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)		1,020,000	1,053,150
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)		395,000	407,719
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,104,000	1,135,409
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		320,000	330,400
			$15,443,269
Industrial – 1.2%
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	300,000	$423,030
CPI Property Group S.A., 4.875% to 11/16/2026, FLR (EUR Swap Rate - 5yr. + 5.733%) to 11/16/2031, FLR (EUR Swap Rate - 5yr. + 5.983%) to 11/16/2046, FLR (EUR Swap Rate - 5yr. + 6.733%) to 11/16/2070	EUR	925,000	1,169,568
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2071		500,000	582,855
Grainger PLC, 3%, 7/03/2030	GBP	182,000	270,625
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		$740,000	736,751
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		966,000	939,608
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		667,000	687,010
			$4,809,447
Insurance – 0.8%
Argentum Zurich Insurance, 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046	EUR	375,000	$522,466
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		350,000	472,270
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	292,000	452,650
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050	EUR	300,000	381,801

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	200,000	$255,437
Munich Re Group, 1.25% to 5/26/2031, FLR (EURIBOR - 3mo. + 2.55%) to 5/26/2041		200,000	247,716
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		560,000	718,613
			$3,050,953
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$509,000	$661,789
Insurance - Property & Casualty – 1.4%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)		$550,000	$565,812
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		855,000	904,162
AssuredPartners, Inc., 7%, 8/15/2025 (n)		225,000	231,750
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		210,000	213,150
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	175,000	202,668
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030		$499,000	555,376
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		215,000	231,663
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		526,000	597,779
Hub International Ltd., 7%, 5/01/2026 (n)		760,000	788,584
Progressive Corp., 4.125%, 4/15/2047		283,000	360,310
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	300,000	415,493
Willis North America, Inc., 3.875%, 9/15/2049		$405,000	475,573
			$5,542,320
International Market Quasi-Sovereign – 0.7%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.875%, 6/23/2039	EUR	212,000	$275,379
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 7/22/2049	GBP	400,000	631,639
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 12/31/2099	EUR	800,000	999,965
Islandsbanki (Republic of Iceland), 1.125% to 1/19/2023, FLR (EUR Swap Rate - 1yr. + 0.75%) to 1/19/2024		370,000	455,336
La Banque Postale S.A. (Republic of France), 0.875% to 1/26/2026, FLR (EUR Swap Rate - 5yr. + 1.38%) to 1/26/2031		300,000	366,939
			$2,729,258
International Market Sovereign – 0.1%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$239,000	$247,365
Government of Japan, 2.4%, 3/20/2037	JPY	24,900,000	315,029
			$562,394
Leisure & Toys – 0.1%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	200,000	$243,202
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	$431,764
Province of British Columbia, 2.95%, 6/18/2050		315,000	285,410
			$717,174
Machinery & Tools – 0.6%
Clark Equipment Co., 5.875%, 6/01/2025 (n)		$578,000	$611,235
CNH Industrial Capital LLC, 1.875%, 1/15/2026		672,000	698,177
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	821,000	957,508
			$2,266,920
Major Banks – 4.4%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$563,000	$560,934
Banco de Sabadell S.A., 2%, 1/17/2030	EUR	600,000	707,317
Banco de Sabadell S.A., 2.5%, 4/15/2031		500,000	600,173
Bank of America Corp., 3.5%, 4/19/2026		$1,437,000	1,617,053
Barclays PLC, 7.875%, 12/29/2049		900,000	944,899
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028	EUR	300,000	379,961

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
CaixaBank S.A., 5.25% to 3/23/2026, FLR (EUR Swap Rate-5yr. + 4.504%) to 3/23/2068	EUR	800,000	$990,489
Credit Agricole S.A., 4% to 6/23/2028, FLR (EUR Swap Rate - 5yr. + 4.37%) to 12/31/2099		400,000	524,321
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)		$700,000	787,920
Deutsche Bank AG, 3.729% to 1/14/2031, FLR (SOFR + 2.757%) to 1/14/2032		400,000	397,988
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030	EUR	200,000	244,946
Erste Group Bank AG, 3.375% to 4/15/2027, FLR (EUR Swap Rate - 5yr. + 3.433%) to 10/15/2070		600,000	681,339
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		$645,000	669,336
HSBC Holdings PLC, 4.375%, 11/23/2026		399,000	457,678
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,137,000	1,252,953
JPMorgan Chase & Co., 4.26%, 2/22/2048		300,000	375,413
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		926,000	942,995
Morgan Stanley, 3.125%, 7/27/2026		982,000	1,087,433
NatWest Group PLC, 5.125% to 11/12/2027, FLR (GBP Government Yield - 5yr. + 4.985%) to 12/31/2068	GBP	525,000	757,094
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		$585,000	658,125
UniCredit S.p.A., 1.25% to 6/16/2025, FLR (EURIBOR - 3mo. + 1.6%) to 6/16/2026	EUR	400,000	501,770
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027		610,000	780,094
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070		975,000	1,050,100
			$16,970,331
Medical & Health Technology & Services – 4.6%
Acadia Healthcare Co., Inc., 5%, 4/15/2029 (n)		$555,000	$584,138
AdaptHealth LLC, 4.625%, 8/01/2029 (n)		385,000	394,144
Akumin, Inc., 7%, 11/01/2025 (n)		435,000	456,750
Alcon, Inc., 3.8%, 9/23/2049 (n)		200,000	230,256
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		992,000	1,044,278
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)		420,000	459,900
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)		985,000	1,036,910
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		120,000	130,650
Cigna Corp., 4.125%, 11/15/2025		252,000	288,761
DaVita, Inc., 4.625%, 6/01/2030 (n)		466,000	489,859
DaVita, Inc., 3.75%, 2/15/2031 (n)		477,000	473,124
Encompass Health Corp., 5.75%, 9/15/2025		445,000	458,906
HCA, Inc., 5.375%, 2/01/2025		1,630,000	1,830,066
HCA, Inc., 5.875%, 2/15/2026		965,000	1,103,719
HCA, Inc., 5.25%, 6/15/2026		471,000	556,234
HCA, Inc., 5.625%, 9/01/2028		160,000	187,387
HCA, Inc., 3.5%, 9/01/2030		835,000	865,624
HCA, Inc., 5.125%, 6/15/2039		287,000	356,875
HealthSouth Corp., 5.125%, 3/15/2023		820,000	822,050
Heartland Dental LLC, 8.5%, 5/01/2026 (n)		465,000	482,438
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		835,000	867,356
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,165,000	1,226,603
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		281,000	357,274
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)		240,000	244,500
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)		190,000	191,425
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		406,000	425,051
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		750,000	728,533
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		880,000	959,574
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		530,000	529,338
			$17,781,723
Medical Equipment – 0.7%
Boston Scientific Corp., 0.625%, 12/01/2027	EUR	200,000	$245,345
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)		$910,000	945,263
Teleflex, Inc., 4.875%, 6/01/2026		420,000	434,700
Teleflex, Inc., 4.625%, 11/15/2027		930,000	984,000
			$2,609,308

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 3.0%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$371,000	$467,430
Arconic Corp., 6%, 5/15/2025 (n)		645,000	693,636
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		835,000	904,931
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/2029 (n)		435,000	469,398
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		675,000	723,937
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)		200,000	208,250
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		463,000	499,429
First Quantum Minerals Ltd., 6.875%, 10/15/2027		600,000	647,208
Freeport-McMoRan, Inc., 5%, 9/01/2027		650,000	692,250
Freeport-McMoRan, Inc., 4.375%, 8/01/2028		380,000	402,677
Freeport-McMoRan, Inc., 5.25%, 9/01/2029		670,000	747,050
Glencore Capital Finance DAC, 1.125%, 3/10/2028	EUR	425,000	536,564
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		$557,000	563,963
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)		740,000	754,800
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		892,000	920,116
Novelis Corp., 5.875%, 9/30/2026 (n)		1,015,000	1,063,212
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022 (a)(d)(z)		263,000	109,145
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)		410,000	419,225
TMS International Corp., 7.25%, 8/15/2025 (n)		790,000	801,850
			$11,625,071
Midstream – 4.3%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$1,248,000	$1,434,064
Cheniere Energy Partners LP, 5.25%, 10/01/2025		1,415,000	1,452,144
Cheniere Energy Partners LP, 4.5%, 10/01/2029		345,000	369,847
Enbridge, Inc., 5.375%, 9/27/2077	CAD	570,000	475,069
EnLink Midstream Partners LP, 4.85%, 7/15/2026		$430,000	417,547
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)		487,000	486,087
Enterprise Products Partners LP, 3.125%, 7/31/2029		328,000	358,705
EQM Midstream Partners LP, 6%, 7/01/2025 (n)		176,000	184,108
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)		170,000	183,617
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,340,000	1,387,892
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)		325,000	314,600
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024		180,000	169,200
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026		576,500	516,740
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027		55,000	52,250
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		530,000	589,625
MPLX LP, 4.5%, 4/15/2038		371,000	414,715
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)		835,000	854,856
NuStar Logistics, LP, 5.75%, 10/01/2025		708,000	745,170
Peru LNG, 5.375%, 3/22/2030		1,047,000	940,991
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		436,000	453,385
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		500,000	590,752
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		400,000	453,599
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)		507,000	589,965
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027		700,000	723,422
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029		430,000	474,613
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031 (n)		275,000	288,063
Western Midstream Operating LP, 5.3%, 2/01/2030		1,000,000	1,100,000
Western Midstream Operation LP, 4.65%, 7/01/2026		375,000	393,750
			$16,414,776
Municipals – 0.8%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$50,000	$51,433
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		605,000	683,178
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029		526,000	690,228
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		209,000	241,627
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		400,000	583,514

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – continued
State of Florida, “A”, 2.154%, 7/01/2030		$691,000	$722,254
			$2,972,234
Natural Gas - Distribution – 0.2%
National Grid PLC, 1.125%, 1/14/2033	GBP	362,000	$488,454
NiSource, Inc., 2.95%, 9/01/2029		$426,000	461,819
			$950,273
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$542,000	$673,652
Network & Telecom – 0.5%
AT&T, Inc., 3.5%, 9/15/2053 (n)		$499,000	$479,304
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)		450,000	479,081
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)		670,000	696,912
Verizon Communications, Inc., 4%, 3/22/2050		292,000	336,291
			$1,991,588
Oil Services – 0.2%
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)		$295,000	$43,881
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)		330,000	234,300
Halliburton Co., 5%, 11/15/2045		291,000	334,406
			$612,587
Oils – 0.8%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		$985,000	$653,671
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		415,000	240,794
Puma International Financing S.A., 5%, 1/24/2026		1,338,000	1,287,825
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		359,000	436,899
Valero Energy Corp., 2.85%, 4/15/2025		341,000	361,887
			$2,981,076
Other Banks & Diversified Financials – 2.1%
Alpha Bank, 4.25%, 2/13/2030	EUR	740,000	$825,143
Banca Monte dei Paschi di Siena S.p.A., 8% to 1/22/2025, FLR (EUR Swap Rate-5yr. + 8.149%) to 1/22/2030		475,000	571,652
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)		$1,046,000	1,143,498
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		652,000	731,200
ING Groep N.V., 2.125% to 5/26/2026, FLR (EUR Swap Rate - 5yr. + 2.4%) to 5/26/2031	EUR	300,000	387,756
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030	GBP	350,000	505,338
Intesa Sanpaolo S.p.A., 4.125%, 2/27/2070	EUR	300,000	329,934
JSC Kazkommertsbank, 5.5%, 12/21/2022		$412,131	412,490
Macquarie Group Ltd., 0.35%, 3/03/2028	EUR	350,000	425,673
Stichting AK Rabobank Certificaten, 6.5%, 3/29/2064		475,000	756,572
UBS AG, 5.125%, 5/15/2024		$981,000	1,084,613
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	525,000	776,890
			$7,950,759
Personal Computers & Peripherals – 0.2%
NCR Corp., 5%, 10/01/2028 (n)		$715,000	$734,663
Pharmaceuticals – 1.2%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)		$1,970,000	$2,018,659
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		540,000	556,362
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)		165,000	168,903
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)		760,000	780,170
Jaguar Holding Co. II/Pharmaceutical Development LLC, 5%, 6/15/2028 (n)		709,000	753,313
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)		405,000	435,606
			$4,713,013

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.5%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)		$225,000	$229,500
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)		246,000	272,679
GFL Environmental, Inc., 4%, 8/01/2028 (n)		380,000	376,371
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		435,000	429,563
Stericycle, Inc., 3.875%, 1/15/2029 (n)		605,000	622,242
			$1,930,355
Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$570,000	$584,079
Printing & Publishing – 0.6%
Cimpress N.V., 7%, 6/15/2026 (n)		$770,000	$809,463
Informa PLC, 3.125%, 7/05/2026	GBP	400,000	582,190
Informa PLC, 1.25%, 4/22/2028	EUR	375,000	460,487
Meredith Corp., 6.875%, 2/01/2026		$365,000	369,070
			$2,221,210
Railroad & Shipping – 0.4%
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		$524,937	$635,501
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)		314,000	344,929
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)		670,000	718,575
			$1,699,005
Real Estate - Apartment – 0.1%
Mid-America Apartment Communities, 1.7%, 2/15/2031		$570,000	$560,207
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$680,000	$702,950
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		435,000	459,012
			$1,161,962
Real Estate - Office – 0.2%
Alexandria Real Estate Equities, Inc., REIT, 1.875%, 2/01/2033		$431,000	$419,973
Corporate Office Property LP, 2.25%, 3/15/2026		391,000	405,883
			$825,856
Real Estate - Other – 0.7%
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)		$645,000	$675,637
Lexington Realty Trust Co., 2.7%, 9/15/2030		506,000	519,755
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)		599,000	610,980
W.P. Carey, Inc., 2.4%, 2/01/2031		756,000	772,436
			$2,578,808
Real Estate - Retail – 1.2%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$710,000	$802,611
Realty Income Corp., REIT, 3.25%, 1/15/2031		613,000	681,740
Regency Centers Corp., 3.7%, 6/15/2030		645,000	721,822
STORE Capital Corp., 2.75%, 11/18/2030		855,000	866,303
Unibail-Rodamco-Westfield SE, 2.125%, 10/25/2023	EUR	700,000	792,909
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028		$223,000	245,123
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		485,000	516,099
			$4,626,607
Restaurants – 0.2%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$770,000	$771,771

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 0.8%
Best Buy Co., Inc., 1.95%, 10/01/2030		$365,000	$360,834
Home Depot, Inc., 2.125%, 9/15/2026		700,000	748,258
Home Depot, Inc., 4.875%, 2/15/2044		248,000	335,790
L Brands, Inc., 5.25%, 2/01/2028		1,165,000	1,230,589
L Brands, Inc., 6.625%, 10/01/2030 (n)		275,000	309,374
			$2,984,845
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		$722,000	$758,100
Specialty Stores – 0.7%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		$804,000	$823,095
Penske Automotive Group Co., 5.5%, 5/15/2026		520,000	539,266
PetSmart, Inc., 7.125%, 3/15/2023 (n)		560,000	562,520
PetSmart, Inc., 8.875%, 6/01/2025 (n)		225,000	234,918
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)		250,000	250,000
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		250,000	250,000
			$2,659,799
Supermarkets – 0.7%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025		$71,000	$73,396
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		1,000,000	1,047,960
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)		55,000	59,331
Auchan Holding S.A., 2.875%, 1/29/2026	EUR	300,000	405,568
Casino Guichard Perrachon S.A., 3.992%, 1/31/2064		700,000	467,132
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	421,000	361,025
Tesco Corp. Treasury Services PLC, 0.375%, 7/27/2029	EUR	125,000	150,796
			$2,565,208
Supranational – 0.8%
Corporacion Andina de Fomento, 1.625%, 6/03/2025	EUR	630,000	$812,632
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	405,000	360,370
West African Development Bank, 4.7%, 10/22/2031		$463,000	505,651
West African Development Bank, 4.7%, 10/22/2031 (n)		806,000	880,249
West African Development Bank, 2.75%, 1/22/2033	EUR	307,000	382,060
			$2,940,962
Telecommunications - Wireless – 3.9%
Altice France S.A., 7.375%, 5/01/2026 (n)		$1,215,000	$1,273,332
Altice France S.A., 8.125%, 2/01/2027 (n)		650,000	718,250
Altice France S.A., 5.5%, 1/15/2028 (n)		200,000	208,250
Altice France S.A., 6%, 2/15/2028 (n)		685,000	690,137
American Tower Corp., REIT, 3.8%, 8/15/2029		602,000	682,941
Crown Castle International Corp., 1.35%, 7/15/2025		271,000	275,253
Crown Castle International Corp., 3.7%, 6/15/2026		314,000	352,097
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		400,000	416,000
Millicom International Cellular S.A., 6.625%, 10/15/2026 (n)		683,000	734,204
Rogers Communications, Inc., 3.7%, 11/15/2049		339,000	381,285
SBA Communications Corp., 4.875%, 9/01/2024		775,000	795,623
SBA Communications Corp., 3.875%, 2/15/2027		715,000	746,653
SBA Communications Corp., 3.125%, 2/01/2029 (n)		535,000	535,334
Sprint Capital Corp., 6.875%, 11/15/2028		1,055,000	1,357,186
Sprint Corp., 7.125%, 6/15/2024		290,000	338,152
Sprint Corp., 7.625%, 3/01/2026		1,670,000	2,058,275
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		900,000	950,310
T-Mobile USA, Inc., 6.5%, 1/15/2026		515,000	531,176
T-Mobile USA, Inc., 2.25%, 2/15/2026		385,000	388,850
T-Mobile USA, Inc., 5.375%, 4/15/2027		1,125,000	1,198,592

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
T-Mobile USA, Inc., 2.625%, 2/15/2029		$533,000	$535,772
			$15,167,672
Telephone Services – 0.1%
Iliad S.A., 2.375%, 6/17/2026	EUR	300,000	$379,407
Tobacco – 0.4%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	249,000	$351,878
Vector Group Ltd., 10.5%, 11/01/2026 (n)		$370,000	396,004
Vector Group Ltd., 5.75%, 2/01/2029 (n)		655,000	676,307
			$1,424,189
Transportation - Services – 0.7%
Abertis Infraestructuras Finance B.V., 3.248%, 2/24/2068	EUR	100,000	$124,291
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	400,000	598,278
Promontoria Holding 264 B.V., 6.75%, 8/15/2023	EUR	650,000	730,959
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025		$1,212,000	1,280,478
			$2,734,006
U.S. Treasury Obligations – 0.8%
U.S. Treasury Bonds, 2.25%, 8/15/2049		$408,200	$446,293
U.S. Treasury Notes, 1.125%, 8/15/2040 (f)		3,070,000	2,793,700
			$3,239,993
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022		$285,000	$292,125
Utilities - Electric Power – 5.0%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,601,000	$1,778,871
Calpine Corp., 4.5%, 2/15/2028 (n)		450,000	462,938
Clearway Energy Operating LLC, 5.75%, 10/15/2025		1,520,000	1,597,900
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		345,000	371,344
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028	EUR	476,000	583,992
EDP - Energias de Portugal S.A. , 1.875%, 8/02/2081		500,000	606,775
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$392,000	441,150
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	425,000	539,030
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		$500,000	583,750
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		1,023,000	1,128,734
Evergy, Inc., 2.9%, 9/15/2029		418,000	450,898
FirstEnergy Corp., 2.65%, 3/01/2030		641,000	634,590
Georgia Power Co., 3.7%, 1/30/2050		446,000	501,924
Listrindo Capital B.V., 4.95%, 9/14/2026		910,000	940,713
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		594,000	602,489
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		107,000	114,276
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		780,000	865,800
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		278,000	294,708
PG&E Corp., 5%, 7/01/2028		685,000	739,098
ReNew Power Private Ltd., 5.875%, 3/05/2027		632,000	669,457
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050		277,000	297,161
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		779,113	886,241
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		460,000	471,500
TerraForm Power Operating Co., 5%, 1/31/2028 (n)		870,000	965,700
Transelec S.A., 4.25%, 1/14/2025 (n)		1,135,000	1,252,472
Virginia Electric & Power Co., 3.5%, 3/15/2027		507,000	573,763
Virginia Electric & Power Co., 2.875%, 7/15/2029		348,000	382,188

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
WEC Energy Group, Inc., 1.8%, 10/15/2030	$690,000	$682,700
		$19,420,162
Total Bonds		$465,960,019
Common Stocks – 1.4%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)	127,848	$270,930
Energy - Independent – 0.0%
Frontera Energy Corp.	20,290	$59,212
Oil Services – 0.0%
LTRI Holdings LP (a)(u)	520	$146,910
Special Products & Services – 1.3%
iShares iBoxx $ High Yield Corporate Bond ETF	58,000	$5,044,260
Total Common Stocks		$5,521,312
Floating Rate Loans (r) – 0.3%
Broadcasting – 0.0%
Nexstar Broadcasting, Inc., Term Loan B4, 2.894%, 9/18/2026	$131,137	$131,240
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.627%, 4/15/2027	$150,480	$149,822
Chemicals – 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 2.004%, 6/01/2024	$176,705	$176,042
Element Solutions, Inc., Term Loan B1, 2.12%, 1/31/2026	150,100	149,599
		$325,641
Computer Software - Systems – 0.0%
SS&C Technologies, Inc., Term Loan B5, 1.87%, 4/16/2025	$150,042	$149,255
Medical & Health Technology & Services – 0.1%
DaVita Healthcare Partners, Inc., Term Loan B, 1.87%, 8/12/2026	$150,104	$149,677
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.87%, 11/27/2025	$130,286	$130,146
Total Floating Rate Loans		$1,035,781
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	332	$0
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	332	0
Total Warrants				$0

Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 0.09% (v)	7,979,183	$7,979,183

Other Assets, Less Liabilities – (24.9)%		(95,942,214)
Net Assets – 100.0%		$384,554,081

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,979,183 and $472,517,112, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $236,370,203, representing 61.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	1/27/11	$315,787	$0
Afren PLC, 10.25%, 4/08/2019	3/01/12	208,401	0
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.977% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/20	571,500	581,501
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022	1/17/19	257,081	109,145
Total Restricted Securities			$690,646
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 1/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	390,000	USD	473,753	Barclays Bank PLC	4/16/2021	$303
EUR	105,016	USD	127,488	Merrill Lynch International	4/16/2021	162
EUR	669,439	USD	811,746	Morgan Stanley Capital Services, Inc.	4/16/2021	1,976
GBP	447,112	USD	611,137	Morgan Stanley Capital Services, Inc.	4/16/2021	1,721
KRW	42,694,000	USD	37,631	JPMorgan Chase Bank N.A.	2/04/2021	536
SGD	54,000	USD	40,568	Citibank N.A.	4/16/2021	82
USD	658,477	AUD	848,654	UBS AG	4/16/2021	9,624
USD	1,982,379	BRL	10,005,000	Banco Santander S.A	2/04/2021	153,860
USD	981,778	BRL	5,214,966	Goldman Sachs International	2/04/2021	28,688
USD	544,833	CAD	696,000	Goldman Sachs International	4/16/2021	467
USD	245,823	CAD	313,356	Morgan Stanley Capital Services, Inc.	4/16/2021	736
USD	203,861	CHF	180,919	UBS AG	4/16/2021	319
USD	37,613,257	EUR	30,831,825	Citibank N.A.	4/16/2021	136,290
USD	211,065	EUR	173,077	Goldman Sachs International	4/16/2021	686
USD	10,993,372	EUR	9,002,755	HSBC Bank	2/12/2021	65,743
USD	1,136,723	EUR	931,456	JPMorgan Chase Bank N.A.	4/16/2021	4,510
USD	1,294,102	EUR	1,051,840	UBS AG	4/16/2021	15,559
USD	115,094	JPY	11,976,000	UBS AG	4/16/2021	672
USD	1,882,324	MXN	37,720,271	Citibank N.A.	4/16/2021	56,519
						$478,453
Liability Derivatives
AUD	130,000	USD	100,308	JPMorgan Chase Bank N.A.	4/16/2021	$(914)
EUR	1,409,623	USD	1,722,808	Citibank N.A.	4/16/2021	(9,370)
EUR	632,951	USD	769,758	Merrill Lynch International	4/16/2021	(389)
EUR	413,210	USD	503,253	Morgan Stanley Capital Services, Inc.	4/16/2021	(984)
JPY	121,283,000	USD	1,168,402	Citibank N.A.	4/16/2021	(9,623)
NOK	2,083,000	USD	245,129	Goldman Sachs International	4/16/2021	(1,992)
NZD	451,000	USD	324,232	Goldman Sachs International	4/16/2021	(142)
USD	597,656	EUR	491,780	Citibank N.A.	4/16/2021	(116)
USD	427,407	EUR	351,868	Goldman Sachs International	4/16/2021	(298)
USD	400,816	EUR	330,146	JPMorgan Chase Bank N.A.	4/16/2021	(487)
USD	183,383	EUR	151,500	Merrill Lynch International	4/16/2021	(770)
USD	840,204	GBP	620,142	JPMorgan Chase Bank N.A.	4/16/2021	(9,825)
USD	167,979	GBP	124,116	Morgan Stanley Capital Services, Inc.	4/16/2021	(2,147)
USD	8,247,248	GBP	6,047,877	UBS AG	4/16/2021	(42,582)
USD	187,332	NZD	261,000	UBS AG	4/16/2021	(224)
						$(79,863)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	484	$66,323,125	March – 2021	$374,209
U.S. Treasury Note 5 yr	Long	USD	10	1,258,750	March – 2021	43
U.S. Treasury Ultra Note 10 yr	Short	USD	94	14,459,844	March – 2021	128,436
						$502,688

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	210	$34,467,841	March – 2021	$(515)
Euro-Bund 10 yr	Short	EUR	101	21,725,267	March – 2021	(9,192)
Euro-Buxl 30 yr	Long	EUR	19	5,102,612	March – 2021	(52,156)
U.S. Treasury Bond	Long	USD	108	18,221,625	March – 2021	(501,897)
U.S. Treasury Ultra Bond	Long	USD	17	3,480,219	March – 2021	(169,532)
						$(733,292)
At January 31, 2021, the fund had liquid securities with an aggregate value of $994,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,044,260	$—	$146,910	$5,191,170
Mexico	—	270,930	—	270,930
Canada	59,212	—	—	59,212
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	3,239,993	—	3,239,993
Non - U.S. Sovereign Debt	—	82,114,526	—	82,114,526
Municipal Bonds	—	2,680,845	—	2,680,845
U.S. Corporate Bonds	—	252,148,750	—	252,148,750
Commercial Mortgage-Backed Securities	—	1,435,308	—	1,435,308
Asset-Backed Securities (including CDOs)	—	5,157,300	—	5,157,300
Foreign Bonds	—	119,183,297	0	119,183,297
Floating Rate Loans	—	1,035,781	—	1,035,781
Mutual Funds	7,979,183	—	—	7,979,183
Total	$13,082,655	$467,266,730	$146,910	$480,496,295
Other Financial Instruments
Futures Contracts – Assets	$502,688	$—	$—	$502,688
Futures Contracts – Liabilities	(733,292)	—	—	(733,292)
Forward Foreign Currency Exchange Contracts – Assets	—	478,453	—	478,453
Forward Foreign Currency Exchange Contracts – Liabilities	—	(79,863)	—	(79,863)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
	Equity Securities	Fixed Income Securities
Balance as of 10/31/20	$146,910	$—
Change in unrealized appreciation or depreciation	0	—
Transfers into level 3	—	0
Balance as of 1/31/21	$146,910	$0
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2021 is $0. At January 31, 2021, the fund held three level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,181,652	$91,353,051	$92,555,520	$—	$—	$7,979,183
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,368	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.